PENSIONS - Employer Contributions and Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
UK Scheme
Pensions:
Estimated future employer contributions in next fiscal year	$ 617
Estimated future benefit payments:
2013	244
2014	244
2015	244
2016	244
2017	244
2018 - 2022	1,625
Marine Scheme
Pensions:
Estimated future employer contributions in next fiscal year	1,800
Estimated future benefit payments:
2013	3,000
2014	3,000
2015	3,000
2016	3,000
2017	3,000
2018 - 2022	$ 15,000